Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the Years Ended September 30,
	2023	2022	2021
Current tax provision
BVI	$-	$-	$-
Hong Kong	-	-	-
PRC	254,105	122,133	250,305
	254,105	122,133	250,305
Deferred tax provision (benefit)
BVI	-	-	-
Hong Kong	-	-	-
PRC	89,602	(86,022)	(1,664)
	89,602	(86,022)	(1,664)
Income tax provision	$343,707	$36,111	$248,641

Schedule of Deferred Tax Assets	Deferred tax assets, net are composed of the following:
	September 30, 2023	September 30, 2022
Deferred tax assets:
Net operating loss carry-forwards	$5,049	$107,661
Inventory written down	144,106	134,626
Allowance for doubtful accounts	19,008	17,173
Total	168,163	259,460
Valuation allowance	(15,688)	(14,248)
Total deferred tax assets, net	$152,475	$245,212

Schedule of Movement of the Valuation Allowance	Movement of the valuation allowance:
	September 30, 2023	September 30, 2022
Beginning balance	$14,248	$13,636
Current year addition	1,844	2,022
Exchange difference	(404)	(1,410)
Ending balance	$15,688	$14,248

Schedule of Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2023, 2022 and 2021:
	For the Years Ended September 30,
	2023	2022	2021
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of PRC tax holiday	(11.6)%	(9.9)%	(9.9)%
Permanent difference	0.1%	0.1%	4.6%
Research and development tax credit	(7.2)%	(14.0)%	(11.2)%
Non-PRC entity not subject PRC income tax	4.3%	-	-
Change in valuation allowance	0.1%	0.1%	0.1%
Effective tax rate	10.7%	1.3%	8.6%

Schedule of Taxes Payable	Taxes payable consist of the following:
	September 30, 2023	September 30, 2022
Income tax payable	$263,131	$170,887
Value added tax payable	1,627	52,474
Other taxes payable	6,665	24,729
Total taxes payable	$271,423	$248,090